COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments
	Nature of commitments	Remaining of 2021	2022	2023 and beyond
Citarum Block PSC
Environmental study		23,217	-	-
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$200,000
2D seismic	(a)	-	3,300,000	-
Drilling	(b)(c)	-	-	25,000,000
Total commitments -Citarum PSC		$23,217	$3,450,000	$25,200,000
Kruh Block KSO				-
Operating lease commitments	(d)	$327,214	$1,522,599	$13,324,526
Production facility		500,000	1,500,000	3,000,000
G&G studies	(a)	-	200,000	800,000
Sand fracturing		200,000	-	-
2D seismic	(a)	-	1,227,634	-
3D seismic	(a)	-	1,227,634	-
Drilling	(a)(c)	4,500,000	4,500,000	18,000,000
Re-opening (2 wells)	(a)	-	50,000	50,000
Total commitments -Kruh KSO		$5,527,214	$10,227,867	$35,174,526
Total Commitments		$5,550,431	$13,677,867	$60,374,526

Nature of commitments:

(a)	Both firm commitments and 5 years work program according to the economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Include one exploration and two delineation wells.

(c)

Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)

Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the Company’s operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.

		Future commitments
	Nature of commitments	2021	2022	2023 and beyond
Citarum Block PSC
Environmental Permits	(c)	34,653	-	-
G&G studies	(c)	-	150,000	950,000
2D seismic	(c)	-	3,384,727	2,750,000
3D seismic	(c)	-	-	2,100,000
Exploratory Well	(c)	-	-	30,000,000
Total commitments -Citarum PSC		$34,653	$3,534,727	$35,800,000
Kruh Block KSO
Operating lease commitments	(a)	$1,364,917	$3,131,019	$21,864,512
Production facility	(c)	349,726	1,500,000	2,500,000
G&G studies	(c)	-	200,000	1,300,000
2D seismic	(c)	1,153,163	-	-
3D seismic	(c)	1,119,816	-	-
Drilling and sand fracturing	(c)	7,500,000	9,000,000	10,500,000
Workover	(c)	292,376	-	-
Re-opening	(c)	63,200	-	-
Abandonment and Site Restoration	(b)	32,125	32,125	240,939
Total commitments - Kruh KSO		$11,875,323	$13,863,144	$36,405,451
Total Commitments		$11,909,976	$17,397,871	$72,205,451

Nature of commitments:

(a)	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2020, 2019 and 2018 were $1,167,097, $1,184,831, and $901,106, respectively.

(b)	Abandonment and site restoration are primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules.

(c)	Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(d)	Bank guarantee is a requirement for the assignment and securing of an oil block operatorship contract to guarantee the performance of the Company with respect to the firm capital commitments.